RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Transactions/Balances with related parties) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Related Party Transactions [Abstract]
Trade accounts receivable	$ 249		$ 249		$ 190
Trade accounts payable	30		30		$ 277
Revenues	358	$ 182	517	$ 419
Purchases, selling, general and administrative expenses	$ 75	$ 288	$ 147	$ 365